Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Notional Amounts of Derivatives

The notional amounts of these derivatives as of December 31, 2017 were as follows:

$ in millions
Forward exchange for conversion of:
Euros into Dollars	14.4

Japanese Yen into Dollars	56.8

Dollars into NIS	30.4

Korean Won into Dollars	23.1

Taiwan Dollars into Dollars	21.2

Dollars into British Pounds	10.7

Activity in Accumulated Other Comprehensive (Income) Loss

The following table summarizes activity in accumulated other comprehensive (income) loss related to derivatives classified as foreign currency cash flow hedges held by the Company during the reported years:

	Year ended December 31
	2017	2016	2015
	$ in thousands
Balance at beginning of year	(9,087)	(1,477)	(1,928)
Unrealized gain (losses) from derivatives	4,113	(30,066)	(4,155)
Reclassifications into earnings from other comprehensive loss (income):
included in revenues	(48)	1,203	(248)
included in financial expenses - net	4,749	14,951
included in various statements of operations and financial items	1,529	5,542	4,969
Tax effect	(923)	760	(115)

Balance at end of year	333	(9,087)	(1,477)

Company's Assets and Liabilities Measured on Recurring Basis

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2017 and 2016, consistent with the fair value hierarchy provisions of the applicable accounting rules:

	Level 1	Level 2	Level 3	Total
	$ in thousands
December 31, 2017:
Assets:
Marketable securities	7,888			7,888

Derivative assets designated as hedging instruments		333		333

Derivative assets not designated as hedging instruments		306		306

Liabilities:
Derivative liabilities not designated as hedging instruments		1,214		1,214

December 31, 2016:
Assets:
Marketable securities	7,012			7,012

Derivative assets designated as hedging instruments		402		402

Derivative assets not designated as hedging instruments		4,336		4,336

Liabilities:
Derivative liabilities designated as hedging instruments		9,489		9,489

Derivative liabilities not designated as hedging instruments		130		130

Contingent consideration in connection with the AMST assets acquisition			1,471	1,471